Nature of Business and Basis of Presentation (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Nature of Business and Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Certain information and note disclosures normally included in the audited annual consolidated financial statements have been condensed or omitted pursuant to those rules and regulations. Accordingly, they do not include all of the information necessary for a fair presentation of results of operations, comprehensive loss, financial condition, and cash flows in conformity with U.S. GAAP. In the opinion of management, the condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the results of the Company for the periods presented. Operating results for interim periods are not necessarily indicative of results that may be expected for the year as a whole. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates.

For further information, refer to the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017.

Going Concern
Going Concern: The Company’s consolidated financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2017 and 2016 and through September 30, 2018, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. As of September 30, 2018, the Company had an accumulated deficit of $195.1 million and it expects to incur losses for the immediate future. To date, the Company has been funded by debt and equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through the next twelve months.

The Company became a revenue generating company after acquiring the Aquadex Business in August 2016.  The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in expanding its sales and marketing capabilities, purchasing inventory, manufacturing components, and complying with the requirements related to being a U.S. public company.  To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of Aquadex. This will require the Company to succeed in training personnel at hospitals and in effectively and efficiently manufacturing, marketing and distributing Aquadex and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.

On July 3, 2018, April 24, 2017 and on November 27, 2017, the Company closed on underwritten public equity offerings for aggregate net proceeds of approximately $28.8 million after deducting the underwriting discounts and commissions and other costs associated with the offerings (see Note 4 - Equity). The Company will require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions.  Should warrant exercises not materialize or future capital raising be unsuccessful, the Company may not be able to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2017 and 2016, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. At December 31, 2017, the Company had an accumulated deficit of $182.4 million and it expects to incur losses for the foreseeable future. To date, the Company has been funded by debt and equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through at least twelve months from the report date.

The Company became a revenue generating company after acquiring the Aquadex Business in August 2016. The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in expanding its sales and marketing capabilities, purchasing inventory, manufacturing components, and complying with the requirements related to being a U.S. public company. To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of the Aquadex FlexFlow. This will require the Company to succeed in training personnel at hospitals and effectively and efficiently manufacturing, marketing and distributing the Aquadex FlexFlow and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.

On April 24, 2017, the Company closed on an underwritten public equity offering for net proceeds of approximately $8.0 million after deducting the underwriting discounts and commissions and other costs associated with the offering. In addition, on November 27, 2017, the Company closed on a subsequent underwritten public equity offering for net proceeds of approximately $16.2 million after deducting the underwriting discounts and commissions and other costs associated with the offering (see Note 6 - Equity). The Company may require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions. Should warrant exercises not materialize or future capital raising be unsuccessful, the Company may not be able to continue as a going concern. No adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.

Revenue Recognition
Revenue Recognition: The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”), Topic 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2018. Accordingly, the Company recognizes revenue when its customers obtain control of its products or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. See Note 2 – Revenue Recognition for additional accounting policies and transition disclosures.

Accounts Receivable
Accounts Receivable:  Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of uncollectability, historical experience, and management’s evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. The Company’s accounts receivable have terms that require payment in 30 days.  To date the Company has not experienced any write-offs or significant deterioration of the aging of its accounts receivable, and therefore, no allowance for doubtful accounts was considered necessary as of September 30, 2018 or December 31, 2017.

Accounts Receivable

Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of uncollectability, historical experience, and managements’ evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. To date the Company has not experienced any write-offs or significant deterioration of its accounts receivable aging, and therefore, no allowance for doubtful accounts was considered necessary as of December 31, 2017 or 2016.

Inventories
Inventories:  Inventories represent finished goods purchased from the Company’s supplier and are recorded as the lower of cost or net realizable value using the first-in-first out method.  Inventories consisted of the following:

(in thousands)	September 30, 2018	December 31, 2017
Finished Goods	$810	$902
Work in Process	91	217
Raw Materials	1,047	469
Total	$1,948	$1,588

Inventories

Inventories are recorded as the lower of cost or market using the first-in, first out method. Inventories consisted of the following as of December 31 (in thousands):
	2017	2016
Finished Goods	$902	$644
Work in Process	217	—
Raw Materials	469	33
Total	$1,588	$677

Contingent Consideration
Contingent consideration:  In connection with the Company’s purchase of the Aquadex Business, the Company has an obligation to pay additional consideration that is contingent upon the occurrence of certain future events (see Note 8 – Commitment and Contingencies).  Contingent consideration was recognized at the acquisition date at the estimated fair value of the contingent milestone payments.  The fair value of the contingent consideration is remeasured to its estimated fair value at the end of each reporting period, with changes recorded to earnings.

Contingent consideration

In connection with the Company’s purchase of the Aquadex Business, the Company has an obligation to pay additional consideration that is contingent upon the occurrence of certain future events. Contingent consideration is recognized at the acquisition date at the estimated fair value of the contingent milestone payments. The fair value of the contingent consideration is remeasured to its estimated fair value at the end of each reporting period, with changes recorded to earnings.

Loss per Share
Loss per share: Basic loss per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding. The net loss allocable to common stockholders for the nine months ended September 30, 2017, reflects a $1.0 million increase for the net deemed dividend to preferred stockholders provided in connection with the close of the public offering of Series E Convertible Preferred Stock in April of 2017 (see Note 4 - Equity), representing the intrinsic value of the shares at the time of issuance. In addition, the net loss allocable to common stockholders for the nine months ended September 30, 2017, reflects a $1.8 million increase for the net deemed dividend to preferred stockholders provided in connection with the shareholder approval of the Series C and D Convertible Preferred Stock offering in January of 2017 (see Note 4 - Equity), representing the intrinsic value of the shares at the time of issuance. Diluted loss per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include shares underlying outstanding convertible preferred stock, warrants, stock options and other stock-based awards granted under stock-based compensation plans. These potentially dilutive shares were excluded from the computation of loss per share as their effect was antidilutive due to the Company’s net loss in each of those periods.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2018	2017
Stock options	1,987,502	36,874
Restricted stock units	90	324
Warrants to purchase common stock	8,522,672	496,629
Series F convertible preferred stock	266,680	-
Total	10,776,944	533,827

The following table reconciles reported net loss with reported net loss per share for the periods ended September 30, 2017:

(in thousands, except per share amounts)	Three months	Nine Months
Net loss	$(2,847)	$(6,245)
Deemed dividend to preferred shareholders (see Note 4)	-	(2,851)
Net loss after deemed dividend	(2,847)	(9,096)
Weighted average shares outstanding	626	359
Basic and diluted loss per share	$(4.55)	$(25.36)

Loss per share

Basic loss per share is computed based on the net loss for each period divided by the weighted average number of common shares outstanding. The net loss for the year ended December 31, 2017, reflects increases for net deemed dividends to preferred stockholders provided in connection with the close of the public offering of Series E Convertible Preferred Stock in April of 2017, and the close of the public offering of Series F Convertible Preferred Stock in November of 2017, of $1.0 million and $8.7 million, respectively, representing the intrinsic value of the shares at the time of issuance. In addition, the net loss allocable to common stockholders reflects an increase for net deemed dividends of $1.8 million to preferred stockholders provided in connection with the shareholder approval of the Series C and D Convertible Preferred Stock transactions in January of 2017, representing the intrinsic value of the shares at the time of issuance. The net loss allocable to common shareholders for 2016 reflects a $1.9 million increase for the net deemed dividend to preferred shareholders provided in connection with the 2016 Series B and B-1 offering (See Note 5). Diluted earnings per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include warrants, stock options and other stock-based awards granted under stock-based compensation plans.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:
	December 31,
	2017	2016
Stock options	36,362	4,354
Restricted stock units	245	499
Warrants to purchase common stock	8,522,684	44,268
Series B, C and D convertible preferred stock	—	53,179
Series F convertible preferred stock	842,940	—-
Total	9,402,231	102,300

The following table reconciles reported net loss with reported net loss per share for the years ended December 31:
(in thousands, except per share amounts)	2017	2016
Net loss	$(13,382)	$(15,792)
Deemed dividend to preferred shareholders (see Note 6)	(11,590)	(1,900)
Net loss after deemed dividend	(24,972)	(17,692)
Weighted average shares outstanding	665	33
Basic and diluted loss per share	$(37.51)	$(536.12)

New Accounting Pronouncements
New Accounting Pronouncements:  In May 2014, August 2015, March 2016, April 2016 and May 2016, the Financial Accounting Standards Board (“FASB”) issued amended revenue recognition guidance to clarify the principles for recognizing revenue from contracts with customers. The guidance requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.   The Company adopted this new standard on January 1, 2018, utilizing the modified retrospective approach. There were no impacts to the amount or timing of revenue that the Company had recognized in prior periods. See Note 2 - Revenue Recognition for additional accounting policy and transition disclosures.

In February 2016, the FASB issued updated guidance to improve financial reporting about leasing transactions. This guidance will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The original guidance required application on a modified retrospective basis with the earliest period presented. In August 2018, the FASB issued new guidance which includes an option to not restate comparative periods in transition.  This guidance is effective for the Company’s annual and quarterly periods beginning January 1, 2019.  The Company is in the process of evaluating the impact that the adoption of this standard will have on its consolidated financial statements and is currently assessing its leases. The Company expects that the adoption of this guidance will result in a material increase in the assets and liabilities recorded on its consolidated balance sheets and additional qualitative and quantitative disclosures. The Company expects to use the effective date of this standard as the date of initial application, with no retrospective adjustments to prior comparative periods.

The Securities and Exchange Commission (“SEC”) issued updated guidance which amends various SEC disclosure requirements that it has determined to be redundant, duplicative, overlapping, outdated, or superseded. Issued as part of the SEC’s ongoing disclosure effectiveness initiative, the final rule is expected November 5, 2018.  The Company is evaluating the impact of the release will have on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (FASB), issued amended stock compensation guidance to simplify various aspects of employee share-based payments accounting and presentation in the financial statements. The new guidance requires all income tax effects of awards to be recognized in the income statement when the awards vest or are settled, allows an employer to repurchase more of an employee’s shares than previously allowed for tax withholding purposes without triggering liability accounting, allows a company to make a policy election to account for forfeitures as they occur, and eliminates the requirement that excess tax benefits be realized before companies can recognize them. The new guidance also requires excess tax benefits and tax shortfalls to be presented on the cash flow statement as an operating activity rather than as a financing activity, and clarifies that cash paid to a tax authority when shares are withheld to satisfy its statutory income tax withholding obligation are to be presented as a financing activity. The standard was effective for our interim and annual periods beginning after January 1, 2017. The Company adopted the guidance in the current year. The adoption of this standard did not have a material impact to the Company’s consolidated financial statements.

In May 2014, August 2015, March 2016, April 2016 and May 2016, the FASB issued amended revenue recognition guidance to clarify the principles for recognizing revenue from contracts with customers. The guidance requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. The standard allows the Company to transition to the new model using either a full or modified retrospective approach, and early adoption is not permitted. The Company has determined that it will use the modified retrospective approach. This guidance will be effective for the Company's interim and annual periods beginning January 1, 2018. As of the end of the fourth quarter of 2017, the Company had nearly completed its assessment of this amended guidance and it does not expect that the adoption of this standard will not have a material impact on the timing and amount of revenue recognized, but it expects to provide expanded disclosures as a result of the adoption. The Company will continue to evaluate the impact of the amended guidance as it pertains to presentation and disclosure.

In November 2015, the FASB issued amended guidance concerning the classification of deferred taxes on the balance sheet to require that deferred tax assets and deferred tax liabilities be presented as noncurrent in a classified balance sheet. The amendment is effective for our annual and interim reporting periods beginning January 1, 2017, with early adoption permitted. The adoption of this standard did not have an impact on the Company’s consolidated financial statements as all deferred tax assets are fully reserved.

In January 2017, the FASB issued amended guidance to simplify the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test. A goodwill impairment will now be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, limited to the amount of goodwill allocated to that reporting unit. This guidance is to be applied on a prospective basis effective for the Company’s interim and annual periods beginning after January 1, 2019, with early adoption permitted for any impairment tests performed after January 1, 2017. The Company adopted this amended guidance in the current year, as further described above under Significant Accounting Policies.

In February 2016, the FASB issued updated guidance to improve financial reporting about leasing transactions. This guidance will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. This guidance is effective for the Company’s annual reporting period ending December 31, 2020, and for annual and interim periods thereafter. The Company is evaluating the impact that the adoption of this standard will have, if any, on its financial statements and disclosures.

The Company evaluates events through the date the consolidated financial statements are filed for events requiring adjustment to or disclosure in the consolidated financial statements.